Information on Business Segments (Assets by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 2,507.7		$ 1,116.7
Segment operating income
Segment Reporting Information [Line Items]
Assets	1,081.8		640.6
ACCO Brands North America
Segment Reporting Information [Line Items]
Assets	505.1	[1]	272.9	[1]
ACCO Brands International
Segment Reporting Information [Line Items]
Assets	486.4	[1]	282.2	[1]
Computer Products Group
Segment Reporting Information [Line Items]
Assets	90.3	[1]	85.5	[1]
Unallocated Assets
Segment Reporting Information [Line Items]
Assets	1,424.5		468.9
Corporate
Segment Reporting Information [Line Items]
Assets	$ 1.4	[1]	$ 7.2	[1]

[1]	Represents total assets, excluding: goodwill and identifiable intangibles resulting from business acquisitions, intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.